SHARE-BASED COMPENSATION ARRANGEMENTS (Details) Share in Thousands	12 Months Ended
	Dec. 31, 2025 Share $ / shares	Dec. 31, 2024 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, Outstanding	1,368	1,852
Forfeited during the year	(992)	(211)
Exercised during the year	(113)	(273)
Number of options, Outstanding	263	1,368
Number of options, Exercisable	251	1,027
Weighted average exercise price, Outstanding | $ / shares	$ 17.83	$ 15.82
Forfeited during the year | $ / shares	20.07	17.93
Exercised during the year | $ / shares	3.92	4.15
Weighted average exercise price, Outstanding | $ / shares	$ 15.37	$ 17.83